Statements of Net Assets Available for Benefits - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
Investments at fair value	$ 1,041,346	$ 878,295
Receivables:
Employee contributions	77	842
Martin Marietta Materials, Inc. contributions	27	317
Notes receivable from participants	26,990	24,014
Receivables, Total	27,094	25,173
Net assets available for benefits	1,068,440	903,468
Collective Trust Funds
EBP, Asset [Abstract]
Investments at fair value	839,306	693,656
Mutual Funds
EBP, Asset [Abstract]
Investments at fair value	141,373	128,266
Martin Marietta Materials, Inc. Common Stock
EBP, Asset [Abstract]
Investments at fair value	$ 60,667	$ 56,373